SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020
Accounting Policies [Abstract]
Restricted cash	$ 730	$ 1,029
Description of fiscal year-end	The Company’s fiscal year is a 52/53 week year ending on the last Saturday in June. In a 52-week fiscal year, each of the Company’s quarterly periods will comprise 13 weeks. The additional week in a 53-week fiscal year is added to the fourth quarter, making such quarter consist of 14 weeks. The Company’s first 53-week fiscal year will occur in fiscal year 2024. The Company’s fiscal years ended June 26, 2021 and June 27, 2020 included 52 weeks.
Sales discounts	$ 15,965,000	$ 16,242,036